CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues
Revenues (including transactions with related parties of RMB1,224, RMB1,388 and RMB996 (US$137) for the years ended December 31, 2022, 2023 and 2024, respectively)	¥ 922,201	$ 126,341	¥ 1,018,139	¥ 985,517
Cost of revenues
Cost of revenues (including transactions with related parties of RMB4,708, RMB5,277 and RMB2,735 (US$375) for the years ended December 31, 2022, 2023 and 2024, respectively)	(282,048)	(38,640)	(296,868)	(294,343)
Gross profit	640,153	87,701	721,271	691,174
Operating expenses
Research and development expenses (including transactions with related parties of RMB18,293, RMB16,264 and RMB13,718 (US$1,879) for the years ended December 31, 2022, 2023 and 2024, respectively)	(247,757)	(33,943)	(257,546)	(313,481)
Sales and marketing expenses (including transactions with related parties of RMB4,549, RMB5,370 and RMB6,021 (US$825) for the years ended December 31, 2022, 2023 and 2024, respectively)	(221,230)	(30,308)	(199,504)	(156,916)
General and administrative expenses (including transactions with a related party of RMB3,455, RMB3,534 and RMB2,833 (US$388) for the years ended December 31, 2022, 2023 and 2024, respectively)	(99,254)	(13,598)	(104,334)	(109,195)
Total operating expenses	(568,241)	(77,849)	(561,384)	(579,592)
Operating income	71,912	9,852	159,887	111,582
Other income, net	38,689	5,300	42,686	21,190
Income before income taxes	110,601	15,152	202,573	132,772
Income tax expenses	(12,012)	(1,646)	(21,666)	(22,953)
Net income	98,589	13,506	180,907	109,819
Other comprehensive income
Foreign currency translation adjustment	6,054	829	7,458	45,174
Total other comprehensive income	6,054	829	7,458	45,174
Total comprehensive income	¥ 104,643	$ 14,335	¥ 188,365	¥ 154,993
Income per ordinary share:
Basic | (per share)	¥ 0.38	$ 0.05	¥ 0.69	¥ 0.41
Diluted | (per share)	¥ 0.36	$ 0.05	¥ 0.66	¥ 0.41
Weighted average number of ordinary shares:
Basic	262,001,916	262,001,916	264,052,936	266,535,220
Diluted	271,198,755	271,198,755	273,765,128	270,204,542
American Depositary Shares
Income per ordinary share:
Basic | (per share)	¥ 1.88	$ 0.26	¥ 3.43	¥ 2.06
Diluted | (per share)	¥ 1.82	$ 0.25	¥ 3.3	¥ 2.03